Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation and consolidation principles
Basis of presentation and consolidation principles
These consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP). They include the accounts of Teekay Tankers Ltd., a Marshall Islands corporation, its wholly-owned subsidiaries, and any variable interest entities (or VIEs) (note 10) of which it is the primary beneficiary (collectively, the Company).

The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 pandemic may have direct or indirect impact on the Company's business and the related financial reporting implications cannot be reasonably estimated at this time, although the pandemic could materially affect the Company's business, results of operations and financial condition in the future. COVID-19 has resulted and may continue to result in a significant decline in global demand for oil. As the Company's business includes the transportation of crude oil and refined petroleum products on behalf of customers, any significant decrease in demand for the cargo the Company transports could adversely affect demand for the Company's vessels and services. Spot tanker rates have come under pressure since mid-May 2020 as a result of significantly reduced oil demand due to COVID-19 and the subsequent decision by the OPEC+ group of oil producers to implement record oil supply cuts. Reduced oil production from other oil producing nations due to lower oil prices and the unwinding of floating storage has also contributed to the weakness in rates. COVID-19 has also led to an increase in certain crewing-related costs, which has had an impact on our cash flows, and was a contributing factor to the write-down of certain tankers during 2020 as described in Note 19 - Write-down and Sale of Assets and the reduction in certain tax accruals as described in Note 21 - Income Tax Expense.

Foreign currency
Foreign currency
The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Company is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other expenses in the accompanying consolidated statements of income (loss).

Revenues
Revenues
The Company's time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Company has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and to account for the combined component as an operating lease.

Voyage charters

Revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all spot voyages that do not contain a lease. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Revenues from the Company’s vessels performing voyage charters subject to revenue sharing agreements (or RSAs) follow the same revenue recognition policy as voyage charters not subject to RSAs. The difference between the net revenue earned by a vessel of the Company performing voyage charters subject to RSAs and its allocated share of the aggregate net contribution is reflected within voyage expenses. The consolidated balance sheets reflect in accrued revenue the accrued portion of revenues for those voyages that commence prior to the balance sheet date and complete after the balance sheet date. Voyage expenses incurred that are recoverable from the Company's customers in connection with its voyage charter contracts are reflected in voyage charters revenues and voyage expenses.

Time charters

The Company recognizes revenues from time charters accounted for as operating leases on a straight-line basis over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement or other variable consideration, the Company recognizes the profit-sharing or contingent revenues in the period in which the changes in facts and circumstances on which the variable charter hire payments are based occur. The consolidated balance sheets reflect in accrued receivables, any accrued revenue and in deferred revenue, the deferred portion of revenues which will be earned in subsequent periods.

If collectability of the time-charter hire receipts from time-charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.
Other revenues

Other revenues are earned from the offshore ship-to-ship transfer of commodities, primarily crude oil and refined oil products, but also liquid gases and various other products which are referred to as support operations. In addition, other revenues are also earned from other activities such as management of terminals and vessels, consultancy, procurement and equipment rental. Other revenues from short-term contracts are recognized as services are completed based on percentage of completion or in the case of long-term contracts, are recognized over the duration of the contract period. On April 30, 2020, the Company completed the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business (note 19).

Cost of Goods and Service
Operating expenses
Voyage expenses are all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. In addition, the difference between the net revenue earned by a vessel of the Company performing voyage charters subject to an RSA and its allocated share of the aggregate net contribution is reflected within voyage expenses. The Company, as shipowner, pays voyage expenses under voyage charters. The Company’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time charter, in which case the Company pays voyage expenses. Voyage expenses are recognized when incurred.

Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters. Vessel operating expenses are recognized when incurred.

Equity-based compensation
Equity-based compensation
The Company grants stock options and restricted stock units as incentive-based compensation to certain employees of the Company and to certain employees of Teekay who support the operations of the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For equity-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it is a single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award. The Company also grants common stock and fully vested stock options as incentive-based compensation to non-management directors, which are expensed immediately (note 13).

Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Restricted cash-long term
Restricted cash - current

The Company maintains restricted cash deposits relating to certain freight forward agreements (note 11), for certain contracts related to the ship-to-ship transfer business and for the LNG terminal management business, prior to its sale in April 2020 (note 19). Attached to the LNG terminal management contracts were certain performance guarantees which were required to be issued by the Company.

Restricted cash - long-term

The Company maintains restricted cash deposits for the purposes of the margin requirements of the Company's obligations related to certain finance leases (note 10).

Accounts receivable and allowance for doubtful accounts and Other loan receivables
Accounts receivable and other loan receivables
Accounts receivable are recorded at the invoiced amount and do not bear interest. The consolidated balance sheets reflect, in accounts receivable, any amounts where the right to consideration is conditioned upon the passage of time, and in other current assets, any accrued revenue where the right to consideration is conditioned upon something other than the passage of time.

The Company’s advances to its equity-accounted joint venture is recorded at cost.

Bunker and lube oil inventory	Bunker and lube oil inventoryBunker and lube oil inventory is stated at cost, which is determined on a first-in, first-out basis.
Equity accounted for investments
Investments in equity-accounted joint ventures
The Company’s investments in equity-accounted joint ventures, in which the Company does not control but has the ability to exercise significant influence over the operating and financial policies of the entity, are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in equity-accounted joint ventures for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the investment in the equity-accounted joint venture is impaired and if its estimated fair value is less than its carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s consolidated statements of income (loss). The Company’s maximum exposure to loss is the amount it has invested in its equity-accounted joint venture and its proportionate share of guaranteed debt of the joint venture.
Vessels and equipment
Vessels and equipment
All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or certain modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation for vessels is calculated using an estimated useful life of 25 years from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (excluding amortization of dry-docking costs and intangible assets) for the years ended December 31, 2020, 2019 and 2018 totaled $88.3 million, $95.1 million, and $95.2 million, respectively.

Generally, the Company dry docks each vessel every two and a half years to five years. The Company capitalizes certain costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2018 to December 31, 2020:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Balance at the beginning of the year	71,807	56,019	48,460
Cost incurred for dry docking	28,546	45,371	27,896
Dry-dock amortization	(27,851)	(26,682)	(20,326)
Write-down / sale of vessels	(4,975)	(2,901)	(11)
Balance at the end of the year	67,527	71,807	56,019

Vessels and equipment that are intended to be “held and used” in the Company's business are assessed for impairment when events or circumstances indicate the carrying value of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life and the fair value of the asset is less than its carrying value, the carrying value of the asset is reduced to its estimated fair value. The estimated fair value for the Company's impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. The appraised values are provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. In cases where an active second-hand sale and purchase market does not exist, or in certain other cases, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel.

Vessels and equipment that are "held for sale" are measured at the lower of their carrying value or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses and related liabilities attributable to vessels and equipment classified as held for sale continue to be recognized as incurred.

Lease obligations and right-of-use assets
Lease obligations and right-of-use assets

For its vessels and office leases as of the lease commencement date, the Company recognizes a liability for its lease obligation, initially measured at the present value of lease payments not yet paid, and an asset for its right to use the underlying asset, initially measured equal to the lease liability and adjusted for lease payments made at or before lease commencement, lease incentives, and any initial direct costs. The discount rate used to determine the present value of the lease payments is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The initial recognition of the lease obligation and right-of-use asset excludes short-term leases for the Company's chartered-in vessels and office leases. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. The initial recognition of this lease obligation and right-of-use asset excludes variable lease payments that are based on the usage or performance of the underlying asset and the portion of payments related to non-lease elements of vessel charters.

The Company uses the effective interest rate method to subsequently account for the lease liability, whereby interest is recognized in interest expense in the Company’s consolidated statements of income (loss). For those leases classified as operating leases, lease interest and right-of-use asset amortization in aggregate result in a straight-line expense profile that is presented in time-charter hire expense for vessels and general and administrative expense for office leases, unless the right-of-use asset becomes impaired. For those leases classified as finance leases, the right-of-use asset is amortized on a straight-line basis over the remaining life of the vessel, with such amortization included in depreciation and amortization in the Company’s consolidated statements of income (loss). Variable lease payments that are based on the usage or performance of the underlying asset are recognized as an expense when incurred, unless achievement of a specified target triggers the lease payment, in which case an expense is recognized in the period achievement of the target is considered probable.

The Company recognizes the expense from short-term leases and any non-lease components of vessels time-chartered from other owners, on a straight-line basis over the firm period of the charters. The expense is included in time-charter hire expense for vessel charters and general and administrative expenses for office leases.

The Company has determined that its time charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (technical operation of the vessel). The Company has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Company estimates the cost to technically operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on a market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
The right-of-use asset is assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the right-of-use asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the right-of-use asset is reduced to its estimated fair value. The estimated fair value for the Company's impaired right-of-use assets from in-chartered vessels is determined using a discounted cash flow approach to estimate the fair value. Subsequent to an impairment, a right-of-use asset related to an operating lease is amortized on a straight-line basis over its remaining life.

Vessels sold and leased back by the Company, where the Company has a fixed price repurchase obligation or other situations where the leaseback would be classified as a finance lease are accounted for as a failed sale of the vessel. The Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.
In periods prior to the adoption of ASU 2016-02 (note 2), the Company's accounting policy was to recognize the expense from vessels time-chartered from other owners, which was included in time-charter hire expense, on a straight-line basis over the firm period of the charters.
Goodwill and intangible assets
Goodwill and intangible assets
Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Company that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

Customer-related intangible assets are amortized over the expected duration that the customer relationships are estimated to contribute to the cash flows of the Company. The amount amortized each year is weighted based on the projected revenue to be earned as a result of the customer relationships. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Debt issuance costs
Debt issuance costs
Debt issuance costs related to recognized debt liabilities, including fees, commissions and legal expenses, are deferred and presented as a direct deduction from the carrying amount of the debt liability. Debt issuance costs which are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as other non-current assets in the Company's consolidated balance sheets. Debt issuance costs are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense in the Company’s consolidated statements of income (loss).

Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument, if applicable, and included in determining the debt extinguishment gain or loss to be recognized. Other related costs incurred with third parties directly related to the extinguishment are deferred and presented as a direct reduction to the carrying amount of the replacement debt instrument and amortized using the effective interest rate method. In addition, any unamortized debt issuance costs are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.
Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount (based on the reduction in borrowing capacity) of the unamortized debt issuance costs of the original revolving credit facility are written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.
Credit Losses
Credit losses

The Company utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for loans to equity-accounted joint ventures, guarantees of secured loan facilities of equity-accounted joint ventures, non-operating lease accounts receivable, contract assets and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. The Company discontinues accrual of interest on financial assets if collection of required payments is no longer probable, and in those situations, recognizes payments received on non-accrual assets on a cash basis method, until collection of required payments becomes probable. The Company considers a financial asset to be past due when payment is not made within 30 days of it being owed, assuming there is no dispute or other uncertainty regarding the amount owing.

Expected credit loss provisions are presented on the consolidated balance sheets as a reduction to the carrying value of the related financial asset and as an other long-term liability for expected credit loss provisions that relate to guarantees of secured loan facilities of equity-accounted joint ventures. Changes in expected credit loss provisions are presented within other income (loss) within the consolidated statements of income (loss).

Prior to the adoption of Accounting Standards Update ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13) on January 1, 2020, the Company recognized an allowance for doubtful accounts receivable consisting of the Company’s best estimate of the amount of probable credit losses in existing accounts receivable based on historical write-off experience and customer economic data. The Company reviewed the allowance for doubtful accounts regularly and past due balances were reviewed for collectability. Account balances were charged against the allowance when the Company believed that the receivable would not be recovered. In addition, the Company analyzed its loans for collectability during each reporting period. A loan loss provision was recognized, based on prevailing information and events, if it was probable that the Company would be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considered in determining if a loan loss provision was required include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding its ability to repay the loan, and the fair value of the underlying collateral. When a loan loss provision was recognized, the Company measured the amount of the loss provision based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting loss in the consolidated statements of income (loss). The carrying value of the loan was adjusted each subsequent period to reflect any changes in the present value of the expected future cash flows.
For charter contracts being accounted for as operating leases, if the remaining lease payments are no longer probable of being collected, any unpaid accounts receivable and any accrued revenue will be reversed against revenue and any subsequent payments will be recognized as revenue when collected until such time that the remaining lease payments are probable of being collected.
Income taxes
Income taxes
The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is determined that it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.
The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position taken or expected to be taken in a tax return will be sustained on examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense in the Company's consolidated statements of income (loss).

The Company believes that it and its subsidiaries are not subject to income taxation under the laws of the Republic of The Marshall Islands or that distributions by its subsidiaries to the Company will not be subject to any income taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments
Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent of holding the derivative. The method of recognizing the resulting gains or losses is dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, however it could for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness are recognized immediately in earnings. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer probable of occurring.
For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the Company's consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the Company's consolidated statements of income (loss). If the hedged items are no longer probable of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the Company's consolidated statements of income (loss).

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) ASC 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated derivatives are recorded in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of income (loss).

Earnings (loss) per share	Earnings (loss) per shareEarnings (loss) per share is determined by dividing (a) net income (loss) of the Company by (b) the weighted-average number of shares outstanding during the applicable period. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock units using the treasury stock method. The computation of diluted loss per share does not assume such exercises. The weighted-average number of shares is retroactively adjusted for stock splits and reverse stock splits. The weighted-average number of shares and per share amounts in the consolidated financial statements reflect the changes resulting from a 1 for 8 reverse stock split which took effect on November 25, 2019.